HISTORY AND ORGANIZATION OF THE COMPANY (Narrative) (Details) - Other Investee [Member]	Dec. 31, 2004
Canadiana Gold Resources Limited [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Equity method investment, ownership percentage	100.00%
Goldenrae Mining Company Limited [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Equity method investment, ownership percentage	90.00%
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%